Consolidated Statements of Loss and Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023
Statement of comprehensive income [abstract]
Net revenue	$ 920,448	[1]	$ 909,006	[2]
Cost of sales	680,117		718,591
Gross profit	240,331		190,415
Investment income	15,551		5,259
Share of profit (loss) of equity-accounted investees	(65,459)		6,758
General and administrative	187,243		199,725
Sales and marketing	12,004		15,045
Research and development	346		324
Depreciation and amortization	54,250		60,216
Share-based compensation	20,037		15,400
Restructuring costs	2,667		19,573
Asset impairment, net	17,317		54,967
Loss on disposition of assets	370		353
Operating loss	(103,811)		(163,171)
Other expenses, net	(1,798)		(8,845)
Loss before income tax	(105,609)		(172,016)
Income tax recovery	9,405		0
Net loss from continuing operations	(96,204)		(172,016)
Net loss from discontinued operations	0		(4,535)
Net loss	(96,204)		(176,551)
Equity-accounted investees - share of other comprehensive income (loss), net of tax	31,489		(12,771)
Investments at FVOCI - change in fair value	1,864		0
Comprehensive loss	(62,851)		(189,322)
Net loss from continuing operations attributable to:
Owners of the company	(94,796)		(168,125)
Non-controlling interest	(1,408)		(3,891)
Net loss from continuing operations	(96,204)		(172,016)
Net income (loss) attributable to:
Owners of the company	(94,796)		(172,660)
Non-controlling interest	(1,408)		(3,891)
Net loss	(96,204)		(176,551)
Comprehensive income (loss) attributable to:
Owners of the company	(61,443)		(185,431)
Non-controlling interest	(1,408)		(3,891)
Comprehensive loss	$ (62,851)		$ (189,322)
Net loss per common share attributable to owners of the company
Basic net loss per common share attributable to owners of the Company	$ (0.36)		$ (0.67)
Diluted net loss per common share attributable to owners of the Company	$ (0.36)		$ (0.67)

[1]	The Company has eliminated $56.0 million for the year ended December 31, 2024 of cannabis operations revenue and equal cost of sales associated with sales to provincial boards that are expected to be subsequently repurchased by the Company’s licensed retail subsidiaries for resale, at which point the full retail sales revenue will be recognized. The elimination was recorded in the Corporate segment.
[2]	The Company has eliminated $46.9 million for the year ended December 31, 2023 of cannabis operations revenue and equal cost of sales associated with sales to provincial boards that are expected to be subsequently repurchased by the Company’s licensed retail subsidiaries for resale, at which point the full retail sales revenue will be recognized. The elimination was recorded in the Corporate segment.